SIDLEY AUSTIN llp 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

Founded 1866

September 21, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

Re:	Preliminary Proxy Materials for Turner Medical Sciences Long/Short Fund, Turner Titan Long/Short Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund and Turner SMID Cap Growth Opportunities Fund, each a series of Turner Funds

Ladies and Gentlemen:

On behalf of Turner Medical Sciences Long/Short Fund, Turner Titan Long/Short Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund and Turner SMID Cap Growth Opportunities Fund (the “Funds”), each a series of Turner Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is preliminary proxy material consisting of a Schedule 14A Information cover sheet, a letter to shareholders, a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy Card to be furnished to shareholders of the Funds in connection with the solicitation of proxies for a special meeting of shareholders, scheduled for December 2, 2016.

As set forth in more detail in the accompanying proxy materials, the meeting is being held for the following purposes:

•	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Turner Investments LLC, in connection with the change of control of Turner Investments, L.P., the investment adviser to the Funds; and

•	To elect eight (8) nominees to the Board of Trustees of the Trust.

The Funds currently intend to commence the mailing to shareholders on or about September 29, 2016.

Please direct any questions or comments regarding this filing to the undersigned at (212) 839-5609 or to Jesse Kean at (212) 839-8615.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

September 21, 2016

Sincerely,

/s/ James C. Munsell

James C. Munsell

cc:	Robert E. Turner Michael Kennedy Robert Baird Michael P. Malloy, Esq.